Segment Information - Schedule of Long-Lived Assets Based on Geographical Location (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Long-lived assets	$ 1,016	$ 1,056
United States
Segment Reporting Information [Line Items]
Long-lived assets	775	766
Italy
Segment Reporting Information [Line Items]
Long-lived assets	79	125
United Kingdom
Segment Reporting Information [Line Items]
Long-lived assets	6	9
Rest of Europe
Segment Reporting Information [Line Items]
Long-lived assets	92	93
All other
Segment Reporting Information [Line Items]
Long-lived assets	$ 63	$ 63